8. LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Future minimum lease payments
2016	$331,806
2017	448,408
2018	164,493
2019	111,103
2020	71,500
Thereafter	-
Total	$1,127,310

2016	$442,408
2017	448,408
2018	164,493
2019	111,103
2020	71,500
Thereafter	-
Total	$1,237,912